CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Jun. 30, 2015	Sep. 30, 2014	Dec. 31, 2013
Consolidated Balance Sheets Parenthetical
Preferred Stock Par Value	$ 0.001	$ 0.001	$ 0.001
Preferred Stock Shares Authorized	10,000,000	10,000,000	10,000,000
Preferred Stock Shares Issued	0	0	0
Preferred Stock Shares Outstanding	0	0	0
Common Stock Par Value	$ 0.001	$ 0.001	$ 0.001
Common Stock Shares Authorized	90,000,000	90,000,000	90,000,000
Common Stock Shares Issued	33,226,211	30,025,286	17,757,333
Common Stock Shares Outstanding	33,226,211	30,025,286	17,757,333